Taxation - Schedule of Composition of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 25,547		¥ 6,009	¥ 11,089
Deferred income tax benefit	(8,958)
Income tax expenses	¥ 16,589	$ 2,372	¥ 6,009	¥ 11,089